Three Canal Plaza, Suite 600

Portland, ME 04101

P: 207-347-2000

F: 207-347-2100

January 22, 2009

Securities and Exchange Commission

Branch of Document Control

100 F Street, N.E.

Stop 1-4

Washington, D.C. 20549

Re:	Forum Funds
File Nos. 2-67052 & 811-3023

Ladies and Gentlemen:

Enclosed for filing on behalf of Forum Funds (the “Trust”), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement, form of proxy and related materials (the “Proxy Materials”) in connection with a meeting of shareholders of the Trust’s Austin Global Equity Fund series (the “Fund”) to be held on February 25, 2009 (the “Meeting”). Shareholders of the Fund are being asked at the Meeting to approve a proposed new investment advisory agreement between the Trust and Beck, Mack & Oliver LLC (“BM&O”) on behalf of the Fund, in connection with a change of control of the Fund’s current investment advisor, Austin Investment Management, Inc. (“Austin”). This is the only proposal being presented for shareholder approval at the Meeting. Please note that the Fund’s name “Austin Global Equity Fund” will remain the same.

If you have any questions or comments concerning this filing, please contact me at (207) 347-2072 or enrika.weniger@atlanticfundadmin.com

Sincerely,

/s/ Enrika Weniger

Enrika Weniger

Atlantic Fund Administration, LLC

www.atlanticfundadmin.com